Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and Other Assets
Summary of current and non-current portions of prepayments and other assets

	As of December 31,
	2021	2022
	US$	US$
Advance to suppliers	12,529	5,980
VAT recoverable (2)	621	810
Rental deposits	438	527
Receivables from third party payment platforms	175	299
Interest receivable	123	284
Prepayment for share repurchase (1)	10,355	—
Professional cost for Dual Primary Listing	3,049	—
Others	592	852
Total prepayments and other current assets	27,882	8,752

Rental deposits	1,818	1,179
Total other non-current assets	1,818	1,179
(1)	As of December 31, 2021, prepayment for share repurchase represented the advanced payment by the Group to a bank engaged by the Group for the Share Repurchase Program (Note 14).
(2)	VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities within the next 12 months.